UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22452
First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a)	Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust/Confluence Small Cap Value Fund
FOVAX |Class A
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVAX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class A	$75	1.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$17,766,167
Total number of portfolio holdings	33
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FOVAX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust/Confluence Small Cap Value Fund (FOVAX)
First Trust/Confluence Small Cap Value Fund
FOVCX |Class C
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVCX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class C	$110	2.35%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$17,766,167
Total number of portfolio holdings	33
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FOVCX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust/Confluence Small Cap Value Fund (FOVCX)
First Trust/Confluence Small Cap Value Fund
FOVIX |Class I
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVIX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class I	$63	1.35%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$17,766,167
Total number of portfolio holdings	33
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FOVIX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust/Confluence Small Cap Value Fund (FOVIX)
First Trust Short Duration High Income Fund
FDHAX |Class A
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHAX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class A	$63	1.25%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$68,352,076
Total number of portfolio holdings	222
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	47.4%
Senior Floating-Rate Loan Interests	35.4%
Foreign Corporate Bonds and Notes	9.1%
Money Market Funds	8.5%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	(0.4)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FDHAX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Short Duration High Income Fund (FDHAX)
First Trust Short Duration High Income Fund
FDHCX |Class C
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHCX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class C	$100	2.00%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$68,352,076
Total number of portfolio holdings	222
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	47.4%
Senior Floating-Rate Loan Interests	35.4%
Foreign Corporate Bonds and Notes	9.1%
Money Market Funds	8.5%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	(0.4)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FDHCX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Short Duration High Income Fund (FDHCX)
First Trust Short Duration High Income Fund
FDHIX |Class I
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHIX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class I	$50	1.00%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$68,352,076
Total number of portfolio holdings	222
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	47.4%
Senior Floating-Rate Loan Interests	35.4%
Foreign Corporate Bonds and Notes	9.1%
Money Market Funds	8.5%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	(0.4)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FDHIX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Short Duration High Income Fund (FDHIX)
First Trust Managed Municipal Fund
CWAAX |Class A
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Managed Municipal Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/CWAAX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal Fund - Class A	$14(1)	0.90%(2)
(1)	Class A Shares commenced investment operations on March 4, 2025. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$70,078,815
Total number of portfolio holdings	134
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Credit Quality(1)
AAA	4.6
AA	35.5
A	32.8
BBB	12.5
BB	3.0
Not Rated	11.6
Sector Allocation
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/CWAAX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Managed Municipal Fund (CWAAX)
First Trust Managed Municipal Fund
CWAIX |Class I
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Managed Municipal Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/CWAIX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal Fund - Class I	$32	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$70,078,815
Total number of portfolio holdings	134
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AAA	4.6
AA	35.5
A	32.8
BBB	12.5
BB	3.0
Not Rated	11.6
Sector Allocation
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/CWAIX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Managed Municipal Fund (CWAIX)
First Trust Preferred Securities
and Income Fund
FPEAX |Class A
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEAX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class A	$69	1.40%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPEAX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPEAX)
First Trust Preferred Securities
and Income Fund
FPECX |Class C
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPECX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class C	$106	2.15%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPECX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPECX)
First Trust Preferred Securities
and Income Fund
FPEFX |Class F
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEFX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class F	$64	1.30%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPEFX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPEFX)
First Trust Preferred Securities
and Income Fund
FPEIX |Class I
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEIX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class I	$53	1.08%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPEIX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPEIX)
First Trust Preferred Securities
and Income Fund
FPERX |Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPERX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class R3	$82	1.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPERX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPERX)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Series Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust/Confluence
Small Cap Value Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
April 30, 2025

First Trust/Confluence Small Cap Value Fund
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust/Confluence Small Cap Value Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 99.6%
	Automobiles – 2.0%
10,953	Winnebago Industries, Inc.	$348,524
	Building Products – 6.2%
11,345	AZEK (The) Co., Inc. (a)	562,258
40,624	Hayward Holdings, Inc. (a)	541,518
		1,103,776
	Capital Markets – 3.3%
2,057	Morningstar, Inc.	585,669
	Electronic Equipment, Instruments & Components – 3.4%
37,955	Knowles Corp. (a)	597,412
	Financial Services – 1.6%
16,256	Cannae Holdings, Inc.	287,894
	Food Products – 6.5%
4,804	J&J Snack Foods Corp.	622,550
8,052	John B. Sanfilippo & Son, Inc.	533,606
		1,156,156
	Ground Transportation – 2.9%
39,941	Marten Transport Ltd.	512,842
	Health Care Equipment & Supplies – 12.2%
10,675	CONMED Corp.	524,249
16,712	Enovis Corp. (a)	578,068
8,839	Haemonetics Corp. (a)	557,034
2,431	UFP Technologies, Inc. (a)	506,961
		2,166,312
	Household Durables – 3.5%
1,263	Cavco Industries, Inc. (a)	623,733
	Household Products – 2.9%
8,105	Spectrum Brands Holdings, Inc.	511,425
	Insurance – 15.0%
16,449	Baldwin Insurance (The) Group, Inc. (a)	684,607
4,575	Brown & Brown, Inc.	505,995
76,261	Hagerty, Inc., Class A (a)	671,860
2,659	RLI Corp.	196,793
9,411	Stewart Information Services Corp.	616,232
		2,675,487
	Interactive Media & Services – 3.5%
50,039	TripAdvisor, Inc. (a)	622,986
	Leisure Products – 2.4%
38,053	American Outdoor Brands, Inc. (a)	427,145
Shares	Description	Value

	Machinery – 10.0%
29,277	Gates Industrial Corp. PLC (a)	$553,921
6,469	JBT Marel Corp.	680,927
1,672	RBC Bearings, Inc. (a)	549,369
		1,784,217
	Personal Care Products – 3.3%
19,135	Edgewell Personal Care Co.	584,574
	Real Estate Management & Development – 3.6%
17,119	Altus Group Ltd.	637,169
	Software – 7.3%
26,574	I3 Verticals, Inc., Class A (a)	667,539
22,790	Sapiens International Corp., N.V.	624,218
		1,291,757
	Specialty Retail – 3.2%
16,847	Valvoline, Inc. (a)	577,178
	Textiles, Apparel & Luxury Goods – 2.9%
36,739	Movado Group, Inc.	510,305
	Water Utilities – 3.9%
12,221	SJW Group	693,420
	Total Common Stocks	17,697,981
	(Cost $16,564,643)
MONEY MARKET FUNDS – 0.3%
55,688	Dreyfus Government Cash Management Fund, Institutional Class - 4.21% (b)	55,688
	(Cost $55,688)
	Total Investments – 99.9%	17,753,669
	(Cost $16,620,331)
	Net Other Assets and Liabilities – 0.1%	12,498
	Net Assets – 100.0%	$17,766,167

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2025.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,697,981	$17,697,981	$—	$—
Money Market Funds	55,688	55,688	—	—
Total Investments	$17,753,669	$17,753,669	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 17,753,669
Receivables:
Dividends	12,859
Fund shares sold	6,979
From investment advisor	5,243
Interest	190
Prepaid expenses	42,427
Total Assets	17,821,367
LIABILITIES:
Payables:
Audit and tax fees	22,640
Transfer agent fees	14,067
Legal fees	4,560
Custodian fees	3,943
Fund shares redeemed	2,601
Trustees’ fees and expenses	1,570
Commitment and administrative agency fees	1,413
Registration fees	868
Financial reporting fees	732
Shareholder reporting fees	595
12b-1 distribution and service fees	478
Other liabilities	1,733
Total Liabilities	55,200
NET ASSETS	$17,766,167
NET ASSETS consist of:
Paid-in capital	$ 15,774,457
Par value	6,729
Accumulated distributable earnings (loss)	1,984,981
NET ASSETS	$17,766,167
Investments, at cost	$16,620,331
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $1,499,773 and 59,433 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$25.23
Maximum sales charge (5.50% of offering price)	1.47
Maximum offering price to public	$26.70
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $204,348 and 9,936 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$20.57
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $16,062,046 and 603,513 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$26.61
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$ 114,897
Interest	3,500
Foreign withholding tax	(4,566)
Total investment income	113,831
EXPENSES:
Investment advisory fees	101,848
Transfer agent fees	50,054
Registration fees	25,687
Audit and tax fees	22,835
Commitment and administrative agency fees	11,592
Shareholder reporting fees	11,113
Trustees’ fees and expenses	9,018
Financial reporting fees	4,587
Legal fees	3,665
12b-1 distribution and/or service fees:
Class A	2,269
Class C	1,124
Custodian fees	1,931
Listing expense	1,265
Administrative fees	(376)
Other	81
Total expenses	246,693
Fees waived and expenses reimbursed by the investment advisor	(105,806)
Net expenses	140,887
NET INVESTMENT INCOME (LOSS)	(27,056)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	882,523
Net change in unrealized appreciation (depreciation) on investments	(3,093,416)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,210,893)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,237,949)
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$ (27,056)	$ (109,648)
Net realized gain (loss)	882,523	975,742
Net change in unrealized appreciation (depreciation)	(3,093,416)	3,143,394
Net increase (decrease) in net assets resulting from operations	(2,237,949)	4,009,488
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(80,794)	(33,267)
Class C Shares	(11,982)	(6,665)
Class I Shares	(774,013)	(285,077)
Total distributions to shareholders from investment operations	(866,789)	(325,009)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	2,155,813	3,424,630
Proceeds from shares reinvested	863,773	324,297
Cost of shares redeemed	(3,841,112)	(6,558,340)
Net increase (decrease) in net assets resulting from capital transactions	(821,526)	(2,809,413)
Total increase (decrease) in net assets	(3,926,264)	875,066
NET ASSETS:
Beginning of period	21,692,431	20,817,365
End of period	$17,766,167	$21,692,431
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 29.62	$ 25.15	$ 30.64	$ 37.10	$ 26.75	$ 30.95
Income from investment operations:
Net investment income (loss) (a)	(0.07)	(0.20)	(0.08)	(0.14)	(0.16)	(0.10)
Net realized and unrealized gain (loss)	(3.06)	5.09	(1.76)	(5.97)	10.51	(4.10)
Total from investment operations	(3.13)	4.89	(1.84)	(6.11)	10.35	(4.20)
Distributions paid to shareholders from:
Net realized gain	(1.26)	(0.42)	(3.65)	(0.35)	—	—
Net asset value, end of period	$25.23	$29.62	$25.15	$30.64	$37.10	$26.75
Total return (b)	(11.04)%	19.54%	(6.78)%	(16.65)%	38.69%	(13.57)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,500	$ 2,075	$ 2,234	$ 3,164	$ 4,381	$ 3,326
Ratio of total expenses to average net assets	3.79% (c)	3.55%	3.04%	2.61%	2.41%	2.69%
Ratio of net expenses to average net assets	1.60% (c)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	(0.50)% (c)	(0.70)%	(0.30)%	(0.42)%	(0.45)%	(0.34)%
Portfolio turnover rate	13%	17%	21%	17%	16%	18%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 24.46	$ 20.99	$ 26.34	$ 32.19	$ 23.29	$ 27.30
Income from investment operations:
Net investment income (loss) (a)	(0.14)	(0.35)	(0.25)	(0.35)	(0.37)	(0.26)
Net realized and unrealized gain (loss)	(2.49)	4.24	(1.45)	(5.15)	9.27	(3.75)
Total from investment operations	(2.63)	3.89	(1.70)	(5.50)	8.90	(4.01)
Distributions paid to shareholders from:
Net realized gain	(1.26)	(0.42)	(3.65)	(0.35)	—	—
Net asset value, end of period	$20.57	$24.46	$20.99	$26.34	$32.19	$23.29
Total return (b)	(11.33)%	18.64%	(7.48)%	(17.27)%	38.21%	(14.65)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 204	$ 221	$ 379	$ 664	$ 1,488	$ 1,811
Ratio of total expenses to average net assets	14.15% (c)	12.45%	6.39%	4.76%	3.76%	4.06%
Ratio of net expenses to average net assets	2.35% (c)	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets	(1.24)% (c)	(1.47)%	(1.05)%	(1.18)%	(1.19)%	(1.05)%
Portfolio turnover rate	13%	17%	21%	17%	16%	18%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 31.14	$ 26.35	$ 31.85	$ 38.47	$ 27.63	$ 31.76
Income from investment operations:
Net investment income (loss) (a)	(0.03)	(0.14)	(0.02)	(0.06)	(0.08)	(0.03)
Net realized and unrealized gain (loss)	(3.24)	5.35	(1.83)	(6.21)	10.92	(4.10)
Total from investment operations	(3.27)	5.21	(1.85)	(6.27)	10.84	(4.13)
Distributions paid to shareholders from:
Net realized gain	(1.26)	(0.42)	(3.65)	(0.35)	—	—
Net asset value, end of period	$26.61	$31.14	$26.35	$31.85	$38.47	$27.63
Total return (b)	(10.95)%	19.87%	(6.56)%	(16.45)%	39.23%	(13.00)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 16,062	$ 19,396	$ 18,204	$ 23,838	$ 45,719	$ 29,487
Ratio of total expenses to average net assets	2.14% (c)	2.11%	2.18%	1.79%	1.65%	1.96%
Ratio of net expenses to average net assets	1.35% (c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	(0.23)% (c)	(0.44)%	(0.06)%	(0.16)%	(0.21)%	(0.11)%
Portfolio turnover rate	13%	17%	21%	17%	16%	18%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust/Confluence Small Cap Value Fund
April 30, 2025 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of U.S. listed companies with small market capitalizations (“Small-Cap Companies”) at the time of investment that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2025 (Unaudited)
reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2025 (Unaudited)
Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024, was as follows:
Distributions paid from:
Ordinary income	$—
Capital gains	325,009
Return of capital	—
As of October 31, 2024, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$133,977
Undistributed capital gains	728,988
Total undistributed earnings	862,965
Accumulated capital and other losses	—
Net unrealized appreciation (depreciation)	4,226,754
Total accumulated earnings (losses)	5,089,719
Other	—
Paid-in capital	16,602,712
Total net assets	$21,692,431
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, the Fund had no non-expiring net capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2025 (Unaudited)
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$16,620,331	$2,823,381	$(1,690,043)	$1,133,338
E. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Confluence serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust and Confluence have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) through February 28, 2026 and then from exceeding 1.70% from March 1, 2026 through February 28, 2035 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Confluence are subject to recovery on the Fund’s class level, if applicable, by First Trust and Confluence for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2025 and the expenses borne by First Trust and Confluence subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Total
$ 105,806	$ —	$ 112,830	$ 252,730	$ 223,264	$ 105,806	$ 694,630

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2025 (Unaudited)
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Value	Shares	Value
Sales:
Class A	1,634	$46,721	20,322	$590,806
Class C	966	24,040	342	8,080
Class I	70,419	2,085,052	94,291	2,825,744
Total Sales	73,019	$2,155,813	114,955	$3,424,630
Dividend Reinvestment:
Class A	2,818	$79,690	1,172	$33,129
Class C	496	11,465	280	6,561
Class I	25,927	772,618	9,602	284,607
Total Dividend Reinvestment	29,241	$863,773	11,054	$324,297
Redemptions:
Class A	(15,083)	$(435,126)	(40,253)	$(1,160,673)
Class C	(577)	(14,368)	(9,650)	(219,786)
Class I	(115,769)	(3,391,618)	(171,862)	(5,177,881)
Total Redemptions	(131,429)	$(3,841,112)	(221,765)	$(6,558,340)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2025, were $2,625,672 and $3,910,686, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2025 (Unaudited)
may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, has a Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 26, 2025, the commitment fee rate was 0.20%. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2025.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust/Confluence Small Cap Value Fund
April 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

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First Trust Short Duration High Income Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
April 30, 2025

First Trust Short Duration High Income Fund
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Short Duration High Income Fund (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust Short Duration High Income Fund
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 47.4%
	Aerospace & Defense – 1.1%
$45,000	Axon Enterprise, Inc. (a)	6.13%	03/15/30	$45,896
30,000	Axon Enterprise, Inc. (a)	6.25%	03/15/33	30,652
111,000	TransDigm, Inc. (a)	6.75%	08/15/28	113,369
196,000	TransDigm, Inc. (a)	6.38%	03/01/29	199,912
288,000	TransDigm, Inc. (a)	6.63%	03/01/32	295,374
83,000	TransDigm, Inc. (a)	6.00%	01/15/33	82,900
				768,103
	Alternative Carriers – 0.9%
547,000	Level 3 Financing, Inc. (a)	11.00%	11/15/29	611,956
	Application Software – 2.8%
188,000	Cloud Software Group, Inc. (a)	6.50%	03/31/29	188,246
203,000	Cloud Software Group, Inc. (a)	9.00%	09/30/29	204,732
97,000	Cloud Software Group, Inc. (a)	8.25%	06/30/32	101,258
69,000	Ellucian Holdings, Inc. (a)	6.50%	12/01/29	69,105
193,800	GoTo Group, Inc. (a)	5.50%	05/01/28	73,644
403,000	RingCentral, Inc. (a)	8.50%	08/15/30	424,127
815,000	UKG, Inc. (a)	6.88%	02/01/31	839,249
				1,900,361
	Automotive Retail – 0.3%
250,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	230,910
	Broadcasting – 2.1%
628,000	iHeartCommunications, Inc. (a)	10.88%	05/01/30	265,330
516,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	511,630
57,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	53,437
625,000	TEGNA, Inc.	4.63%	03/15/28	599,515
				1,429,912
	Building Products – 1.8%
356,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	361,846
320,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	318,011
243,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (a)	6.75%	04/01/32	243,327
321,000	Standard Building Solutions, Inc. (a)	6.50%	07/30/32	325,283
				1,248,467
	Cable & Satellite – 0.6%
433,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	6.38%	09/01/29	437,275
	Casinos & Gaming – 0.8%
369,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	323,243
50,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc. (a)	4.63%	01/15/29	46,367
181,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (a)	6.63%	03/01/30	172,489
				542,099
	Commercial Printing – 0.3%
243,000	LABL, Inc. (a)	8.63%	10/01/31	198,934
	Construction & Engineering – 0.3%
150,000	Pike Corp. (a)	8.63%	01/31/31	157,550
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction & Engineering (Continued)
$30,000	Williams Scotsman Inc (a)	6.63%	04/15/30	$30,575
				188,125
	Construction Materials – 0.4%
288,000	Quikrete Holdings, Inc. (a)	6.75%	03/01/33	289,329
	Consumer Finance – 1.4%
59,000	EZCORP, Inc. (a)	7.38%	04/01/32	61,914
839,000	FirstCash, Inc. (a)	6.88%	03/01/32	859,448
				921,362
	Diversified Metals & Mining – 0.1%
57,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	54,663
	Electric Utilities – 0.6%
377,000	Lightning Power LLC (a)	7.25%	08/15/32	390,914
	Environmental & Facilities Services – 1.0%
108,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	110,419
57,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75%	07/15/27	57,253
461,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	471,502
70,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	71,928
				711,102
	Fertilizers & Agricultural Chemicals – 0.2%
154,000	Scotts Miracle-Gro Co. (The)	4.50%	10/15/29	143,814
	Food Distributors – 0.8%
316,000	US Foods, Inc. (a)	7.25%	01/15/32	330,966
221,000	US Foods, Inc. (a)	5.75%	04/15/33	217,024
				547,990
	Health Care Facilities – 1.6%
265,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	245,192
34,000	Concentra Escrow Issuer Corp. (a)	6.88%	07/15/32	34,852
792,000	Select Medical Corp. (a)	6.25%	12/01/32	786,942
				1,066,986
	Health Care Services – 0.7%
352,000	Raven Acquisition Holdings LLC (a)	6.88%	11/15/31	344,201
132,000	Service Corp. International	5.75%	10/15/32	130,481
				474,682
	Health Care Supplies – 0.4%
250,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	237,654
	Hotels, Resorts & Cruise Lines – 0.2%
106,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	107,446
	Household Products – 1.1%
739,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	743,227
	Housewares & Specialties – 0.3%
250,000	Newell Brands, Inc.	6.63%	05/15/32	224,745
	Human Resource & Employment Services – 1.0%
400,000	TriNet Group, Inc. (a)	7.13%	08/15/31	407,481
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Human Resource & Employment Services (Continued)
$302,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	$252,277
				659,758
	Industrial Conglomerates – 0.2%
165,000	Hillenbrand, Inc.	6.25%	02/15/29	164,242
	Industrial Machinery & Supplies & Components – 0.5%
137,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (a)	6.63%	12/15/30	139,104
79,000	Gates Corp. (The) (a)	6.88%	07/01/29	80,254
125,000	SPX FLOW, Inc. (a)	8.75%	04/01/30	126,195
				345,553
	Insurance Brokers – 10.6%
705,000	Acrisure LLC / Acrisure Finance, Inc. (a)	7.50%	11/06/30	718,787
856,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	850,740
231,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.50%	10/01/31	230,815
66,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	7.38%	10/01/32	66,779
968,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	980,142
215,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	205,474
280,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	297,901
755,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	768,981
788,000	HUB International Ltd. (a)	7.25%	06/15/30	817,875
625,000	HUB International Ltd. (a)	7.38%	01/31/32	644,292
929,000	Panther Escrow Issuer LLC (a)	7.13%	06/01/31	952,541
752,000	Ryan Specialty, LLC (a)	5.88%	08/01/32	743,410
				7,277,737
	Integrated Telecommunication Services – 0.2%
118,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	101,939
	Interactive Media & Services – 0.3%
171,000	Snap, Inc. (a)	6.88%	03/01/33	170,928
60,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (a)	3.88%	02/01/29	55,196
				226,124
	Internet Services & Infrastructure – 0.2%
168,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	156,721
	Investment Banking & Brokerage – 0.1%
84,000	Jane Street Group/JSG Finance, Inc. (a)	6.75%	05/01/33	84,459
	Leisure Facilities – 0.4%
93,000	Life Time, Inc. (a)	6.00%	11/15/31	92,785
62,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	62,901
136,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (a)	6.63%	05/01/32	137,332
				293,018
	Leisure Products – 0.1%
90,000	Amer Sports Co. (a)	6.75%	02/16/31	91,150
	Life Sciences Tools & Services – 1.2%
226,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	198,924
234,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	203,352
394,000	Star Parent, Inc. (a)	9.00%	10/01/30	399,150
				801,426
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Managed Health Care – 0.3%
$13,000	HealthEquity, Inc. (a)	4.50%	10/01/29	$12,301
176,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	174,792
				187,093
	Metal, Glass & Plastic Containers – 0.0%
31,000	Magnera Corp. (a)	7.25%	11/15/31	29,345
	Office Services & Supplies – 0.4%
269,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	273,048
	Oil & Gas Refining & Marketing – 0.3%
105,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	101,355
90,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	91,439
				192,794
	Oil & Gas Storage & Transportation – 0.1%
14,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	14,374
28,000	Venture Global Plaquemines LNG LLC (a)	7.75%	05/01/35	28,776
				43,150
	Packaged Foods & Meats – 3.8%
106,000	BellRing Brands LLC (a)	7.00%	03/15/30	110,089
313,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	328,277
315,000	Fiesta Purchaser, Inc. (a)	9.63%	09/15/32	330,162
159,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	145,823
160,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	160,248
1,152,000	Post Holdings, Inc. (a)	6.25%	02/15/32	1,162,367
335,000	Post Holdings, Inc. (a)	6.38%	03/01/33	332,071
				2,569,037
	Paper & Plastic Packaging Products & Materials – 2.1%
146,000	Clydesdale Acquisition Holdings, Inc. (a)	6.75%	04/15/32	149,404
1,086,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	1,063,117
109,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	109,673
87,000	Sealed Air Corp. (a)	7.25%	02/15/31	90,706
				1,412,900
	Passenger Ground Transportation – 0.1%
61,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)	8.25%	01/15/30	60,924
	Rail Transportation – 0.4%
300,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	304,335
	Real Estate Services – 0.1%
74,000	Cushman & Wakefield US Borrower, LLC (a)	8.88%	08/24/33	79,240
	Research & Consulting Services – 0.7%
500,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	455,184
	Restaurants – 0.4%
53,000	Brinker International, Inc. (a)	8.25%	07/15/30	55,648
150,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	138,831
47,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	49,867
				244,346
	Security & Alarm Services – 0.8%
71,000	Brink’s Co. (The) (a)	6.50%	06/15/29	72,413
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Security & Alarm Services (Continued)
$488,000	Brink’s Co. (The) (a)	6.75%	06/15/32	$500,044
				572,457
	Specialized Consumer Services – 1.1%
734,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	756,988
	Systems Software – 0.3%
212,000	Gen Digital, Inc. (a)	6.25%	04/01/33	211,958
	Trading Companies & Distributors – 1.9%
60,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	61,143
147,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	145,316
354,000	Herc Holdings, Inc. (a)	6.63%	06/15/29	350,130
342,000	QXO Building Products, Inc. (a)	6.75%	04/30/32	343,739
290,000	Veritiv Operating Co. (a)	10.50%	11/30/30	303,282
90,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	91,130
				1,294,740
	Transaction & Payment Processing Services – 0.0%
15,000	WEX, Inc. (a)	6.50%	03/15/33	14,601
	Total Corporate Bonds and Notes			32,374,323
	(Cost $32,553,672)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 35.4%
	Advertising – 0.2%
143,792	WH Borrower LLC (WHP), Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.07%	02/20/32	138,579
	Aerospace & Defense – 0.2%
155,416	Spirit AeroSystems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.78%	01/15/27	155,692
	Apparel Retail – 0.1%
87,472	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	12/21/28	86,013
	Application Software – 6.4%
107,943	Clearwater Analytics, LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.52%	04/21/32	107,673
119,393	ConnectWise, LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.06%	09/30/28	119,344
685,411	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan , 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.46%	10/09/32	656,815
394,001	Genesys Cloud Services Holding II, LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/31/32	389,281
103,879	Inmar Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.30%-9.31%	10/31/31	103,879
91,985	Inmar, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	10/31/31	91,985
357,016	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	05/03/28	338,719
672,064	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.18%	04/30/28	611,411
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$587,065	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.18%	04/30/28	$242,408
687,274	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	03/01/29	647,900
130,416	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.32%	07/19/28	129,927
114,551	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	11/21/32	110,184
101,570	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.55%	10/28/30	101,281
169,026	Starlight Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.26%	04/30/32	163,586
546,984	Ultimate Software Group (UKG, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	02/10/31	545,742
				4,360,135
	Asset Management & Custody Banks – 1.5%
202,208	Ascensus Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	08/02/28	201,450
376,572	Edelman Financial Engines Center, LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	04/07/28	375,651
366,581	Edelman Financial Engines Center, LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/06/28	359,020
71,534	Jump Financial LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.55%	02/28/32	71,444
				1,007,565
	Automotive Parts & Equipment – 0.7%
473,203	Clarios Global, LP (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/32	464,726
	Automotive Retail – 1.0%
267,278	Highline Aftermarket Acquisition, LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.82%	02/19/30	267,613
423,736	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.31%	05/04/28	419,155
				686,768
	Casinos & Gaming – 0.1%
94,605	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	01/27/29	92,387
	Commercial Printing – 0.2%
158,261	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.42%	10/29/28	137,078
	Construction Materials – 0.3%
79,651	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.29%	03/07/32	79,751
141,000	Quikrete Holdings, Inc., 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	02/10/32	138,412
				218,163
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Consumer Electronics – 0.0%
$26,506	Minimax Viking Gmbh (MX Holdings), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	03/17/32	$26,440
	Data Processing & Outsourced Services – 0.3%
72,533	Paysafe Holdings US Corp., Facility B1 Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.19%	06/28/28	71,971
135,517	Skopima Consilio Parent LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	05/17/28	133,622
				205,593
	Electronic Equipment & Instruments – 1.0%
270,872	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.57%	11/03/28	268,063
436,586	VeriFone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	10.21%	08/21/28	389,197
				657,260
	Health Care Facilities – 0.8%
165,210	Ardent Health Services, Inc. (AHP Health Partners, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	08/24/28	165,364
354,755	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	12/06/28	352,685
				518,049
	Health Care Services – 1.3%
304,922	Ensemble RCM, LLC, 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.28%	08/01/29	305,047
343,155	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	11/01/28	342,273
250,000	Opal US LLC, Facility B2 (USD), 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.44%	03/31/32	248,283
				895,603
	Health Care Technology – 4.7%
971,216	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	02/15/29	964,694
968,941	Cotiviti, Inc. (Verscend Technologies, Inc.), Fixed Rate Term Loan	7.63%	05/01/31	961,679
86,399	Cotiviti, Inc. (Verscend Technologies, Inc.), Incremental Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	03/28/32	84,707
675,508	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.44%	03/10/28	673,940
517,059	Waystar Technologies, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	10/22/29	515,767
				3,200,787
	Home Furnishings – 0.1%
53,980	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	10/20/28	50,741
	Industrial Machinery & Supplies & Components – 1.2%
403,010	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	10/21/28	403,119
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$427,246	TK Elevator US Newco, Inc., Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.24%	04/30/30	$426,099
				829,218
	Insurance Brokers – 4.5%
364,603	Acrisure LLC, Term Loan B-1 2027, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/16/27	364,262
58,507	Acrisure, LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	11/06/30	57,959
58,507	Baldwin Insurance Group Holdings, LLC, Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.29%	05/24/31	58,166
229,346	Goosehead Insurance Holdings, LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.79%	01/08/32	229,346
624,895	Howden Group Holdings , Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	04/18/30	626,223
603,750	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.57%	07/02/32	593,187
355,861	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	07/02/31	350,968
142,902	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	05/06/32	142,848
647,559	USI, Inc., 2029 Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.55%	11/21/29	644,380
				3,067,339
	Integrated Telecommunication Services – 0.1%
109,808	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.69%	09/25/26	96,814
	Interactive Media & Services – 0.9%
256,966	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3, 6 Mo. CME Term SOFR + 0.00%, 0.00% Floor	9.50%	10/29/29	251,024
363,154	Twitter, Inc. (X Corp.), Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.95%	10/26/29	352,577
				603,601
	Internet Services & Infrastructure – 1.1%
770,694	Sedgwick Claims Management Services, Inc., 2024 Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	07/31/31	767,985
	IT Consulting & Other Services – 1.2%
867,633	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.40%	10/01/27	809,475
	Leisure Facilities – 0.0%
14,582	Kingpin Intermediate Holdings, LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	02/08/28	14,326
	Life Sciences Tools & Services – 0.6%
447,697	Parexel International Corp. (Phoenix Newco), 2025 Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	11/15/28	445,711
	Metal, Glass & Plastic Containers – 0.6%
228,190	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.32%	09/15/28	225,166
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Metal, Glass & Plastic Containers (Continued)
$172,840	TricorBraun Holdings, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.69%	03/03/28	$170,713
				395,879
	Other Specialty Retail – 0.7%
81,777	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.57%	01/23/32	80,162
491,817	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.81%	03/04/28	430,600
				510,762
	Packaged Foods & Meats – 0.2%
123,231	Savor Acquisition, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	02/19/32	122,942
	Paper & Plastic Packaging Products & Materials – 0.4%
248,503	Clydesdale Acquisition Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.55%	03/31/32	246,796
	Research & Consulting Services – 0.5%
106,179	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.55%	12/20/31	106,179
222,269	Grant Thornton Advisors, LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	05/30/31	220,880
				327,059
	Restaurants – 2.4%
1,011,827	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.82%	12/15/27	1,005,584
631,442	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	08/03/28	628,705
				1,634,289
	Security & Alarm Services – 0.4%
294,305	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.29%	02/01/29	292,245
	Systems Software – 0.7%
75,574	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.19%	03/02/29	66,253
14,110	Kaseya, Inc., Second Lien Term Loan , 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.32%	03/20/33	13,834
299,014	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	297,576
102,100	SUSE (Marcel Bidco, LLC), Term Loan B, Daily CME Term SOFR + 3.50%, 0.50% Floor	7.79%-7.93%	11/13/30	102,228
				479,891
	Trading Companies & Distributors – 1.0%
194,632	Aggreko Holdings, Inc. (Albion), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.29%	08/02/29	194,815
100,200	QXO, Inc., Term Loan B, 2 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.28%	04/30/32	100,218
139,614	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	11/29/30	138,709
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Trading Companies & Distributors (Continued)
$229,356	White Cap Supply Holdings, LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/29/29	$224,135
				657,877
	Total Senior Floating-Rate Loan Interests			24,203,788
	(Cost $24,833,166)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 9.1%
	Aluminum – 0.1%
61,000	Novelis, Inc. (a)	6.88%	01/30/30	61,944
	Automotive Parts & Equipment – 1.8%
1,206,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	8.50%	05/15/27	1,212,692
	Casinos & Gaming – 0.0%
16,000	Flutter Treasury Designated Activity Co. (a)	6.38%	04/29/29	16,364
	Data Processing & Outsourced Services – 0.3%
216,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	202,258
	Environmental & Facilities Services – 0.5%
338,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	351,774
	Health Care Services – 0.1%
89,000	Opal Bidco SAS (a)	6.50%	03/31/32	89,094
	Insurance Brokers – 1.7%
710,000	Ardonagh Finco Ltd. (a)	7.75%	02/15/31	723,425
210,000	Ardonagh Midco 3 Ltd. (a)	8.88%	02/15/32	214,379
172,000	Jones Deslauriers Insurance Management, Inc. (a)	8.50%	03/15/30	181,591
30,000	Jones Deslauriers Insurance Management, Inc. (a)	10.50%	12/15/30	32,299
				1,151,694
	IT Consulting & Other Services – 0.8%
595,000	Elastic NV (a)	4.13%	07/15/29	562,307
	Metal, Glass & Plastic Containers – 1.7%
44,000	Canpack SA / Canpack US LLC (a)	3.88%	11/15/29	40,321
1,010,000	Trivium Packaging Finance BV (a)	5.50%	08/15/26	1,001,053
131,000	Trivium Packaging Finance BV (a)	8.50%	08/15/27	129,655
				1,171,029
	Security & Alarm Services – 1.1%
500,000	Garda World Security Corp. (a)	7.75%	02/15/28	516,561
192,000	Garda World Security Corp. (a)	8.38%	11/15/32	189,582
				706,143
	Specialized Consumer Services – 0.5%
327,000	Belron UK Finance PLC (a)	5.75%	10/15/29	326,909
	Specialized Finance – 0.4%
292,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (a)	6.00%	06/15/27	291,252
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Specialty Chemicals – 0.1%
$61,000	Axalta Coating Systems Dutch Holding B BV (a)	7.25%	02/15/31	$63,240
	Total Foreign Corporate Bonds and Notes			6,206,700
	(Cost $6,155,151)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (d) (e) (f)	1,068
	(Cost $306,038)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (f) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS – 8.5%
5,835,565	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (j)	5,835,565
	(Cost $5,835,565)
	Total Investments – 100.4%	68,621,444
	(Cost $69,683,592)
	Net Other Assets and Liabilities – (0.4)%	(269,368)
	Net Assets – 100.0%	$68,352,076

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $37,318,226 or 54.6% of net assets.

(b)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(c)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(d)	This issuer has filed for protection in bankruptcy court.
(e)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).

(f)	Non-income producing security.
(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	This security’s value was determined using significant unobservable inputs. (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of April 30, 2025.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$32,374,323	$—	$32,374,323	$—
Senior Floating-Rate Loan Interests*	24,203,788	—	24,203,788	—
Foreign Corporate Bonds and Notes*	6,206,700	—	6,206,700	—
Common Stocks*	1,068	—	1,068	—
Rights*	— **	—	—	— **
Money Market Funds	5,835,565	5,835,565	—	—
Total Investments	$68,621,444	$5,835,565	$62,785,879	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 68,621,444
Cash	8,107
Receivables:
Interest	815,182
Investment securities sold	355,427
Fund shares sold	34,642
Prepaid expenses	27,749
Total Assets	69,862,551
LIABILITIES:
Payables:
Investment securities purchased	1,258,670
Fund shares redeemed	150,474
Audit and tax fees	35,532
Transfer agent fees	16,203
Investment advisory fees	15,965
Distributions	14,514
12b-1 distribution and service fees	10,066
Commitment fees	2,126
Trustees’ fees and expenses	1,572
Custodian fees	1,194
Legal fees	1,047
Registration fees	893
Administrative fees	823
Financial reporting fees	732
Shareholder reporting fees	118
Unrealized depreciation on unfunded loan commitments	308
Other liabilities	238
Total Liabilities	1,510,475
NET ASSETS	$68,352,076
NET ASSETS consist of:
Paid-in capital	$ 96,063,298
Par value	38,442
Accumulated distributable earnings (loss)	(27,749,664)
NET ASSETS	$68,352,076
Investments, at cost	$69,683,592
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $10,867,619 and 611,167 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$17.78
Maximum sales charge (3.50% of offering price)	0.64
Maximum offering price to public	$18.42
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $9,631,357 and 542,078 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$17.77
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $47,853,100 and 2,690,988 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$17.78
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$ 2,671,616
Dividends	8
Other	376
Total investment income	2,672,000
EXPENSES:
Investment advisory fees	235,710
12b-1 distribution and/or service fees:
Class A	13,772
Class C	49,701
Transfer agent fees	61,133
Audit and tax fees	35,728
Registration fees	28,189
Administrative fees	24,369
Commitment Fees	16,531
Shareholder reporting fees	13,407
Legal fees	12,083
Trustees’ fees and expenses	9,040
Financial reporting fees	4,586
Custodian fees	1,621
Other	3,136
Total expenses	509,006
Fees waived by the investment advisor	(82,902)
Net expenses	426,104
NET INVESTMENT INCOME (LOSS)	2,245,896
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(1,177,684)
Net change in unrealized appreciation (depreciation) on:
Investments	365,984
Unfunded loan commitments	(308)
Net change in unrealized appreciation (depreciation)	365,676
NET REALIZED AND UNREALIZED GAIN (LOSS)	(812,008)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,433,888
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$ 2,245,896	$ 5,647,904
Net realized gain (loss)	(1,177,684)	(1,674,730)
Net change in unrealized appreciation (depreciation)	365,676	4,205,025
Net increase (decrease) in net assets resulting from operations	1,433,888	8,178,199
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(367,747)	(946,705)
Class C Shares	(294,302)	(752,212)
Class I Shares	(1,787,369)	(4,701,627)
Total distributions to shareholders from investment operations	(2,449,418)	(6,400,544)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(12,161)
Class C shares	—	(9,663)
Class I shares	—	(60,395)
Total distributions to shareholders from return of capital	—	(82,219)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	10,275,408	9,648,350
Proceeds from shares reinvested	2,312,504	6,147,034
Cost of shares redeemed	(17,111,251)	(33,962,939)
Net increase (decrease) in net assets resulting from capital transactions	(4,523,339)	(18,167,555)
Total increase (decrease) in net assets	(5,538,869)	(16,472,119)
NET ASSETS:
Beginning of period	73,890,945	90,363,064
End of period	$68,352,076	$73,890,945
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 18.03	$ 17.69	$ 17.70	$ 19.57	$ 18.91	$ 19.31
Income from investment operations:
Net investment income (loss) (a)	0.55	1.25	1.15	0.80	0.67	0.67
Net realized and unrealized gain (loss)	(0.21)	0.52	0.08	(1.91)	0.62	(0.28)
Total from investment operations	0.34	1.77	1.23	(1.11)	1.29	0.39
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.41)	(1.24)	(0.76)	(0.63)	(0.71)
Return of capital	—	(0.02)	—	—	—	(0.08)
Total distributions	(0.59)	(1.43)	(1.24)	(0.76)	(0.63)	(0.79)
Net asset value, end of period	$17.78	$18.03	$17.69	$17.70	$19.57	$18.91
Total return (b)	1.92%	10.31%	7.08%	(5.78)%	6.83%	2.11%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 10,868	$ 11,960	$ 14,143	$ 15,996	$ 17,823	$ 22,510
Ratio of total expenses to average net assets	1.61% (c)	1.54%	1.40%	1.27%	1.21%	1.25%
Ratio of net expenses to average net assets	1.25% (c)	1.25%	1.26% (d)	1.26% (d)	1.21%	1.25%
Ratio of net investment income (loss) to average net assets	6.12% (c)	6.91%	6.45%	4.30%	3.40%	3.56%
Portfolio turnover rate	45%	64%	51%	54%	90%	88%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.23%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 18.01	$ 17.68	$ 17.69	$ 19.56	$ 18.90	$ 19.30
Income from investment operations:
Net investment income (loss) (a)	0.48	1.11	1.00	0.65	0.52	0.53
Net realized and unrealized gain (loss)	(0.19)	0.52	0.09	(1.90)	0.62	(0.28)
Total from investment operations	0.29	1.63	1.09	(1.25)	1.14	0.25
Distributions paid to shareholders from:
Net investment income	(0.53)	(1.28)	(1.10)	(0.62)	(0.48)	(0.58)
Return of capital	—	(0.02)	—	—	—	(0.07)
Total distributions	(0.53)	(1.30)	(1.10)	(0.62)	(0.48)	(0.65)
Net asset value, end of period	$17.77	$18.01	$17.68	$17.69	$19.56	$18.90
Total return (b)	1.60%	9.45%	6.29%	(6.49)%	6.04%	1.35%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,631	$ 10,197	$ 10,628	$ 10,962	$ 16,375	$ 15,629
Ratio of total expenses to average net assets	2.40% (c)	2.33%	2.20%	2.02%	1.96%	2.00%
Ratio of net expenses to average net assets	2.00% (c)	2.00%	2.06% (d)	2.01% (d)	1.96%	2.00%
Ratio of net investment income (loss) to average net assets	5.37% (c)	6.16%	5.61%	3.49%	2.65%	2.79%
Portfolio turnover rate	45%	64%	51%	54%	90%	88%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.02%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 18.03	$ 17.69	$ 17.71	$ 19.59	$ 18.93	$ 19.33
Income from investment operations:
Net investment income (loss) (a)	0.57	1.30	1.18	0.84	0.72	0.72
Net realized and unrealized gain (loss)	(0.20)	0.52	0.09	(1.92)	0.61	(0.28)
Total from investment operations	0.37	1.82	1.27	(1.08)	1.33	0.44
Distributions paid to shareholders from:
Net investment income	(0.62)	(1.46)	(1.29)	(0.80)	(0.67)	(0.75)
Return of capital	—	(0.02)	—	—	—	(0.09)
Total distributions	(0.62)	(1.48)	(1.29)	(0.80)	(0.67)	(0.84)
Net asset value, end of period	$17.78	$18.03	$17.69	$17.71	$19.59	$18.93
Total return (b)	2.05%	10.58%	7.32%	(5.58)%	7.09%	2.37%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 47,853	$ 51,734	$ 65,592	$ 111,415	$ 135,604	$ 130,798
Ratio of total expenses to average net assets	1.17% (c)	1.10%	1.19%	1.02%	0.96%	1.00%
Ratio of net expenses to average net assets	1.00% (c)	1.00%	1.05% (d)	1.01% (d)	0.96%	1.00%
Ratio of net investment income (loss) to average net assets	6.37% (c)	7.18%	6.57%	4.52%	3.65%	3.78%
Portfolio turnover rate	45%	64%	51%	54%	90%	88%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.01%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund seeks to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities and bank loans that are rated below-investment grade or unrated. High yield debt securities are below-investment grade debt securities, commonly known as “junk bonds.” For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At April 30, 2025, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than the unfunded commitments discussed below).
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Other” under Investment Income on the Statement of Operations.As of April 30, 2025, the Fund had the following unfunded loan commitments:

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
AmSpec Parent, LLC	$ 16,335	$ 16,375	$ 16,335	$ (40)
Clydesdale Acquisition Holdings, Inc.	4,344	4,344	4,315	(29)
Grant Thornton Advisors, LLC	27,174	27,174	27,004	(170)
Savor Acquisition, Inc.	11,626	11,667	11,598	(69)
		$59,560	$59,252	$(308)
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.04	$306,038	$1,068	0.00%*
* Amount is less than 0.1%.
E. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholder as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024, was as follows:
Distributions paid from:
Ordinary income	$6,400,544
Capital gains	—
Return of capital	82,219

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
As of October 31, 2024, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(25,214,365)
Net unrealized appreciation (depreciation)	(1,519,769)
Total accumulated earnings (losses)	(26,734,134)
Other	—
Paid-in capital	100,625,079
Total net assets	$73,890,945
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year. For the fiscal year ended October 31, 2024, the Fund incurred $0 of excise tax expense.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, the Fund had non-expiring net capital loss carryforwards for federal income tax purposes of $25,214,365.
Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$69,683,592	$460,291	$(1,522,439)	$(1,062,148)
G. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) through February 28, 2026 and then from exceeding 1.35% from March 1, 2026 through February 28, 2035 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust are subject to recovery on the Fund’s class level, if applicable, by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2025 and the expenses borne by First Trust subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Total
$ 82,902	$ —	$ 16,381	$ 156,230	$ 130,620	$ 82,902	$ 386,133
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Value	Shares	Value
Sales:
Class A	24,431	$440,056	64,645	$1,164,936
Class C	10,955	197,813	59,537	1,071,827
Class I	534,178	9,637,539	410,345	7,411,587
Total Sales	569,564	$10,275,408	534,527	$9,648,350
Dividend Reinvestment:
Class A	17,651	$317,420	45,714	$824,753
Class C	13,515	242,877	35,346	637,186
Class I	97,408	1,752,207	259,626	4,685,095
Total Dividend Reinvestment	128,574	$2,312,504	340,686	$6,147,034
Redemptions:
Class A	(94,345)	$(1,704,134)	(246,260)	$(4,424,750)
Class C	(48,510)	(870,848)	(129,942)	(2,341,542)
Class I	(810,255)	(14,536,269)	(1,507,245)	(27,196,647)
Total Redemptions	(953,110)	$(17,111,251)	(1,883,447)	$(33,962,939)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2025, were $34,153,813 and $30,871,933, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, has a Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 26, 2025, the commitment fee rate was 0.20%. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2025.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Short Duration High Income Fund
April 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

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First Trust Managed Municipal Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
April 30, 2025

First Trust Managed Municipal Fund
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Managed Municipal Fund (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust Managed Municipal Fund
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 99.4%
	Alabama – 3.7%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$522,842
640,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	667,350
360,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/44	371,780
500,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	519,140
500,000	SE Energy Auth AL Cooperative Dist Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	521,958
				2,603,070
	Arizona – 1.0%
425,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	4.00%	07/01/29	414,801
270,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	271,530
				686,331
	Arkansas – 0.4%
250,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	250,199
	California – 9.3%
600,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	598,929
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	825,976
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	250,072
500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Waste Mgmt Inc Proj Remk, SerA, AMT (Mandatory put 06/02/25)	3.75%	10/01/45	499,842
500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	500,020
250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	260,828
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,096,364
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	27,053
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	252,194
500,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	532,546
675,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AGM	5.00%	09/01/35	721,929
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	500,054
400,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/39	441,615
				6,507,422
	Colorado – 3.0%
600,000	Arista CO Met Dist Ref, Ser A, BAM	5.00%	12/01/38	628,973
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,007,361
500,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	485,716
				2,122,050
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut – 0.9%
$330,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/26	$332,209
250,000	CT St Spl Tax Oblig Rev Transprtn Infra Purp, Ser A	5.00%	07/01/36	273,262
				605,471
	District of Columbia – 1.0%
650,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	685,022
	Florida – 9.0%
400,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AGM	5.25%	05/01/44	410,699
500,000	Berry Bay II CDD FL Spl Assmnt Ser 2024 Proj	5.20%	05/01/44	477,952
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	256,355
500,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	507,015
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	331,539
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (a)	4.00%	05/01/40	450,584
605,000	Jea FL Elec Sys Rev Ref, Ser Three A	3.00%	10/01/40	496,709
1,000,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,038,249
60,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt, Ser B	5.00%	11/15/42	60,413
285,000	Pasco Cnty FL Sch Brd, Ser A, COPS, AGM	5.00%	08/01/37	302,607
740,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	743,861
495,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	488,104
400,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	401,105
365,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	363,868
				6,329,060
	Georgia – 4.0%
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory Put 03/06/26)	3.88%	10/01/32	1,002,510
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	502,482
740,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/30	767,567
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	495,908
				2,768,467
	Hawaii – 1.3%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	502,116
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Wtr Sys Rev, Ser A	3.00%	07/01/41	411,306
				913,422
	Idaho – 0.8%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	523,598
	Illinois – 2.2%
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	778,623
500,000	IL St	5.50%	05/01/39	524,593
250,000	IL St, Ser A	5.50%	03/01/47	257,570
				1,560,786
	Indiana – 4.5%
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	527,196
1,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	1,045,770
500,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	483,804
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$375,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper LLC Proj, AMT (a)	4.50%	01/01/34	$375,935
700,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	706,376
				3,139,081
	Iowa – 0.8%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42) (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	558,256
	Kansas – 0.4%
235,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.00%	09/01/33	257,207
	Kentucky – 2.7%
1,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	1,028,054
250,000	KY St Property & Bldgs Commn Revs Proj No. 128, Ser A	5.50%	11/01/42	271,205
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/38	582,915
				1,882,174
	Louisiana – 2.3%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	464,126
400,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	401,280
500,000	Saint John the Baptist Parish LA Rev Ref Var Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 07/01/26)	4.05%	06/01/37	501,133
250,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	245,838
				1,612,377
	Maryland – 2.5%
1,000,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,003,304
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Ref Johns Hopkins Hlth System, Ser B (b)	2.45%	06/01/46	750,000
				1,753,304
	Minnesota – 0.7%
500,000	Rochester MN Hlth Care Facs Rev Mayo Clinic, Ser A	4.25%	11/15/50	479,349
	Mississippi – 0.1%
100,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (b)	2.70%	07/01/25	100,000
	Missouri – 0.7%
500,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St. Louis	5.00%	09/01/48	472,837
	Nevada – 1.4%
1,000,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr Co Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	997,513
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire – 0.3%
$200,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.50%	04/01/43	$200,495
	New Jersey – 1.6%
40,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	39,969
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	598,793
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	513,461
				1,152,223
	New Mexico – 2.8%
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	996,958
500,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	524,042
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	446,109
				1,967,109
	New York – 7.5%
750,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	755,400
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	414,087
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Second Gen Resolution Sub, Ser FF-2 (b)	2.50%	06/15/44	1,000,000
250,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	269,357
500,000	NY NY Subser B-1, Ser B	5.25%	10/01/40	539,741
750,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	762,854
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	460,656
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,072,093
				5,274,188
	North Carolina – 0.6%
380,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	389,539
	Ohio – 3.6%
500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/41	527,479
1,000,000	Hamilton Cnty OH Hosp Facs Rev Var Ref Trihealth Inc Obligated Grp Proj Remk, Ser B (b)	2.60%	08/15/51	1,000,000
500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	510,807
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	482,067
				2,520,353
	Oregon – 3.2%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	467,901
270,000	OR St Dept of Transprtn Hwy User Tax Rev Subord Lien, Ser A	5.00%	11/15/39	284,838
955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	1,009,157
500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	494,481
				2,256,377
	Pennsylvania – 7.0%
515,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/37	526,427
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	$493,515
700,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	705,437
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	1,067,976
500,000	PA St Econ Dev Fing Auth Upmc Rev Ref Upmc Obligated Grp, Ser B	5.00%	03/15/41	512,584
340,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Ser A	5.00%	12/01/46	350,284
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	805,660
450,000	Philadelphia PA, Ser A	4.00%	05/01/41	438,022
				4,899,905
	Puerto Rico – 1.8%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	716,723
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	75,575
531,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	499,291
				1,291,589
	South Carolina – 4.0%
205,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	201,603
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/46	537,426
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/34	358,206
350,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A (c)	5.25%	11/01/42	368,634
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	595,752
750,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/45	757,323
				2,818,944
	Tennessee – 1.5%
500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/49	513,217
500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	532,499
				1,045,716
	Texas – 6.8%
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	4.00%	02/15/36	492,892
200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/35	214,247
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	416,538
410,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	444,549
190,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	194,029
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	533,755
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (a)	5.13%	09/01/42	471,706
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott and White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	797,937
390,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref (c)	5.00%	09/01/32	405,215
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	$545,314
245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	265,871
				4,782,053
	Utah – 1.6%
500,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (a)	5.25%	12/01/53	462,268
685,000	Midas Mountain Veterans Prog Pub Infra Dist (a)	5.20%	06/01/54	646,061
				1,108,329
	Virginia – 1.1%
250,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	269,168
625,000	VA St Cmwlth Transprtn Brd Transprtn Rev	3.00%	05/15/41	504,491
				773,659
	Wisconsin – 1.8%
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy NV Sloan Canyon Cmps Proj, Ser A (a)	4.50%	07/15/49	352,063
375,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/39	389,536
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	525,394
				1,266,993
	Wyoming – 1.5%
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/40	1,070,109

Total Investments – 99.4%	69,624,577
(Cost $69,872,099)
Net Other Assets and Liabilities – 0.6%	454,238
Net Assets – 100.0%	$70,078,815
Futures Contracts (See Note 2C - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	3	Jun 2025	$ (344,203)	$(10,406)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At April 30, 2025, securities noted as such amounted to $5,031,727 or 7.2% of net assets.

(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$69,624,577	$—	$69,624,577	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(10,406)	$(10,406)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Managed Municipal Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 69,624,577
Cash	220,351
Cash segregated as collateral	8,103
Receivables:
Interest	1,016,094
Fund shares sold	410,255
From investment advisor	7,351
Common Shares issued under the Dividend Reinvestment Plan	3,706
Prepaid expenses	47,009
Total Assets	71,337,446
LIABILITIES:
Payables:
Investment securities purchased	771,983
Fund shares redeemed	439,625
Audit and tax fees	27,117
Administrative fees	9,048
Transfer agent fees	3,846
Trustees’ fees and expenses	1,572
Interest and fees on loan	1,551
Custodian fees	1,070
Legal fees	1,037
Financial reporting fees	732
Registration fees	517
Variation margin	360
12b-1 distribution and service fees	100
Shareholder reporting fees	44
Other liabilities	29
Total Liabilities	1,258,631
NET ASSETS	$70,078,815
NET ASSETS consist of:
Paid-in capital	$ 70,918,212
Par value	35,203
Accumulated distributable earnings (loss)	(874,600)
NET ASSETS	$70,078,815
Investments, at cost	$69,872,099
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $487,585 and 24,425 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$19.96
Maximum sales charge (3.50% of offering price)	0.72
Maximum offering price to public	$20.68
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $69,591,230 and 3,495,910 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$19.91
See Notes to Financial Statements

First Trust Managed Municipal Fund
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$ 1,517,310
Total investment income	1,517,310
EXPENSES:
Investment advisory fees	180,300
Audit and tax fees	27,313
Administrative fees	23,839
Registration fees	21,785
Shareholder reporting fees	20,068
Legal fees	18,649
Transfer agent fees	17,113
Commitment and administrative agency fees	12,004
Trustees’ fees and expenses	9,040
Financial reporting fees	4,586
Custodian fees	719
12b-1 distribution and/or service fees:
Class A	195
Other	2,022
Total expenses	337,633
Fees waived by the investment advisor	(103,048)
Net expenses	234,585
NET INVESTMENT INCOME (LOSS)	1,282,725
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(117,599)
Futures contracts	(14,008)
Net realized gain (loss)	(131,607)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,738,236)
Futures contracts	(33,703)
Net change in unrealized appreciation (depreciation)	(1,771,939)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,903,546)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(620,821)
See Notes to Financial Statements

First Trust Managed Municipal Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$ 1,282,725	$ 2,618,415
Net realized gain (loss)	(131,607)	(10,258)
Net change in unrealized appreciation (depreciation)	(1,771,939)	4,657,046
Net increase (decrease) in net assets resulting from operations	(620,821)	7,265,203
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(1,405)	—
Class I Shares	(1,326,755)	(2,645,882)
Total distributions to shareholders from investment operations	(1,328,160)	(2,645,882)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	7,244,234	21,186,381
Proceeds from shares reinvested	1,327,767	2,645,178
Cost of shares redeemed	(11,854,625)	(25,296,264)
Net increase (decrease) in net assets resulting from capital transactions	(3,282,624)	(1,464,705)
Total increase (decrease) in net assets	(5,231,605)	3,154,616
NET ASSETS:
Beginning of period	75,310,420	72,155,804
End of period	$70,078,815	$75,310,420
See Notes to Financial Statements

First Trust Managed Municipal Fund
Financial Highlights
For a Share outstanding throughout the period

Class A Shares	Period Ended 4/30/2025 (a) (Unaudited)
Net asset value, beginning of period	$ 20.53
Income from investment operations:
Net investment income (loss) (b)	0.10
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.51)
Distributions paid to shareholders from:
Net investment income	(0.06)
Net asset value, end of period	$19.96
Total return (c)	(2.50)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 488
Ratio of total expenses to average net assets	6.52% (d)
Ratio of net expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	3.27% (d)
Portfolio turnover rate	15%

(a)	Class A Shares were initially seeded and commenced operation on March 4, 2025.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
See Notes to Financial Statements

First Trust Managed Municipal Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2022 (a)
Class I Shares		2024	2023
Net asset value, beginning of period	$ 20.45	$ 19.20	$ 19.33	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	0.36	0.72	0.68	0.21
Net realized and unrealized gain (loss)	(0.53)	1.26	(0.13)	(0.78)
Total from investment operations	(0.17)	1.98	0.55	(0.57)
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.73)	(0.68)	(0.10)
Net asset value, end of period	$19.91	$20.45	$19.20	$19.33
Total return (c)	(0.84)%	10.38%	2.76%	(2.84)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 69,591	$ 75,310	$ 72,156	$ 47,469
Ratio of total expenses to average net assets	0.92% (d)	0.85%	0.83%	1.41% (d)
Ratio of net expenses to average net assets	0.65% (d)	0.56%	0.50%	0.50% (d)
Ratio of net investment income (loss) to average net assets	3.56% (d)	3.54%	3.40%	2.76% (d)
Portfolio turnover rate	15%	28%	57%	10%

(a)	Class I Shares were initially seeded and commenced operation on June 15, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal Fund
April 30, 2025 (Unaudited)
1. Organization
First Trust Managed Municipal Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a non-diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares: Class A and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s primary investment objective is to generate current income that is exempt from federal income taxes and its secondary objective is long term capital appreciation. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal debt securities that pay interest that is exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities.The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2025 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by the pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2025 (Unaudited)
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund held $773,849 of when-issued or delayed delivery securities. At April 30, 2025, the Fund had no forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $8,103 is shown as “Cash segregated as collateral” on the Statement of Assets and Liabilities.
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2025 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024, was as follows:
Distributions paid from:
Ordinary income	$3,285
Capital gains	—
Tax-exempt income	2,642,597
Return of capital	—
As of October 31, 2024, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$16,832
Undistributed capital gains	—
Total undistributed earnings	16,832
Accumulated capital and other losses	(517,575)
Net unrealized appreciation (depreciation)	1,575,124
Total accumulated earnings (losses)	1,074,381
Other	—
Paid-in capital	74,236,039
Total net assets	$75,310,420
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $517,575 of non-expiring capital loss carryforwards available, to the extent provided by regulations to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probably that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2022, 2023 and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2025 (Unaudited)
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$69,872,099	$622,777	$(880,705)	$(257,928)
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.50% of the Fund’s average net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse expenses to the extent necessary through March 1, 2026, to prevent the Fund’s Total Annual Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.65% of the average daily net assets of any class of Fund shares (the “Expense Cap”). Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived, or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2025 and the expenses borne by First Trust and subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Period Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Total
$ 103,048	$ —	$ 98,726	$ 143,526	$ 150,261	$ 103,048	$ 495,561
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2025 (Unaudited)
As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Value	Shares	Value
Sales:
Class A	24,355	$500,000	—	$—
Class I	331,905	6,744,234	1,034,226	21,186,381
Total Sales	356,260	$7,244,234	1,034,226	$21,186,381
Dividend Reinvestment:
Class A	70	$1,405	—	$—
Class I	65,205	1,326,362	129,049	2,645,178
Total Dividend Reinvestment	65,275	$1,327,767	129,049	$2,645,178
Redemptions:
Class A	—	$—	—	$—
Class I	(583,081)	(11,854,625)	(1,239,697)	(25,296,264)
Total Redemptions	(583,081)	$(11,854,625)	(1,239,697)	$(25,296,264)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2025, were $10,668,850 and $13,119,439, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, Class A of the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2025 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 10,406
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(14,008)
Net change in unrealized appreciation (depreciation) on futures contracts	(33,703)
The average notional value of futures contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was $794,859.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, has a Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 26, 2025, the commitment fee rate was 0.20%. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2025.
9. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition of disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Managed Municipal Fund
April 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

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First Trust Preferred Securities and Income Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
April 30, 2025

First Trust Preferred Securities and Income Fund
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Preferred Securities and Income Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 17.6%
	Automobiles – 0.4%
10,140	Ford Motor Co.	6.20%	06/01/59	$212,839
20,501	Ford Motor Co.	6.00%	12/01/59	420,475
4,917	Ford Motor Co.	6.50%	08/15/62	107,535
				740,849
	Banks – 0.8%
33,301	Bank of America Corp., Series KK	5.38%	(a)	730,291
2,684	JPMorgan Chase & Co., Series GG	4.75%	(a)	53,895
8,660	JPMorgan Chase & Co., Series LL	4.63%	(a)	168,870
7,383	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	180,145
251	Truist Financial Corp., Series R	4.75%	(a)	4,794
11,448	US Bancorp, Series K	5.50%	(a)	254,947
6,741	Wells Fargo & Co., Series Z	4.75%	(a)	127,809
				1,520,751
	Capital Markets – 3.0%
10,457	Affiliated Managers Group, Inc.	5.88%	03/30/59	217,401
4,000	Affiliated Managers Group, Inc.	4.75%	09/30/60	67,720
22,386	Affiliated Managers Group, Inc.	4.20%	09/30/61	342,282
44,108	Affiliated Managers Group, Inc.	6.75%	03/30/64	1,044,919
53,000	Bank of New York Mellon (The) Corp., Series K (b)	6.15%	(a)	1,331,360
9,100	Brookfield Oaktree Holdings, LLC, Series A	6.63%	(a)	187,278
55,706	Carlyle Finance LLC	4.63%	05/15/61	941,988
14,498	DigitalBridge Group, Inc., Series I	7.15%	(a)	312,722
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,443
31,056	KKR Group Finance Co., IX LLC	4.63%	04/01/61	535,716
2,344	Morgan Stanley, Series P	6.50%	(a)	58,811
16,122	Morgan Stanley, Series Q	6.63%	(a)	405,307
25,445	TPG Operating Group II, L.P.	6.95%	03/15/64	609,153
				6,057,100
	Consumer Finance – 0.0%
2,478	Capital One Financial Corp., Series I	5.00%	(a)	46,314
	Diversified REITs – 0.2%
16,370	Global Net Lease, Inc., Series A	7.25%	(a)	369,962
	Diversified Telecommunication Services – 0.5%
7,398	AT&T, Inc.	5.35%	11/01/66	167,861
13,671	AT&T, Inc., Series A	5.00%	(a)	274,377
26,186	AT&T, Inc., Series C	4.75%	(a)	499,105
				941,343
	Electric Utilities – 1.2%
82,162	SCE Trust VII, Series M	7.50%	(a)	1,893,834
22,992	SCE Trust VIII, Series N	6.95%	(a)	504,215
1,195	Southern (The) Co.	5.25%	12/01/77	25,776
2,535	Southern (The) Co., Series 2020	4.95%	01/30/80	50,827
				2,474,652
	Financial Services – 1.3%
826	Apollo Global Management, Inc. (b)	7.63%	09/15/53	21,930
71,104	Corebridge Financial, Inc.	6.38%	12/15/64	1,696,541
40,659	Equitable Holdings, Inc., Series A	5.25%	(a)	813,180
1,449	Jackson Financial, Inc. (b)	8.00%	(a)	37,602
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
3,644	Voya Financial, Inc., Series B (b)	5.35%	(a)	$88,440
				2,657,693
	Independent Power & Renewable Electricity Producers – 0.4%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	517,002
21,958	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	372,627
				889,629
	Insurance – 5.8%
67,947	AEGON Funding Co., LLC	5.10%	12/15/49	1,367,094
397	Allstate (The) Corp., Series H	5.10%	(a)	8,230
26,789	American National Group, Inc.	7.38%	(a)	667,582
4,822	AmTrust Financial Services, Inc. (c)	7.25%	06/15/55	73,777
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	86,666
18,434	Arch Capital Group Ltd., Series G	4.55%	(a)	313,194
24,220	Aspen Insurance Holdings Ltd.	5.63%	(a)	447,828
70,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,307,642
8,404	Assurant, Inc.	5.25%	01/15/61	163,878
54,816	Athene Holding Ltd. (b)	7.25%	03/30/64	1,356,696
30,165	Athene Holding Ltd., Series A (b)	6.35%	(a)	707,067
42,388	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,064,363
14,000	Axis Capital Holdings Ltd., Series E	5.50%	(a)	285,040
22,115	CNO Financial Group, Inc.	5.13%	11/25/60	382,147
251	Enstar Group Ltd., Series D (b)	7.00%	(a)	5,351
47,080	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,203,835
85,438	F&G Annuities & Life, Inc.	7.30%	01/15/65	2,001,812
169	MetLife, Inc., Series F	4.75%	(a)	3,309
10,700	Phoenix (The) Cos., Inc.	7.45%	01/15/32	188,855
1,548	Prudential Financial, Inc.	5.63%	08/15/58	35,774
2,571	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	40,185
1,185	W.R. Berkley Corp.	5.10%	12/30/59	22,989
				11,733,314
	Multi-Utilities – 1.2%
6,175	Algonquin Power & Utilities Corp.,Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	155,301
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	462,141
28,172	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	463,148
18,824	CMS Energy Corp.	5.88%	10/15/78	414,316
13,328	CMS Energy Corp.	5.88%	03/01/79	297,214
26,819	Sempra	5.75%	07/01/79	558,908
				2,351,028
	Real Estate Management & Development – 0.7%
52,084	Brookfield Property Partners, L.P., Series A	5.75%	(a)	659,383
49,646	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	715,399
6,283	Brookfield Property Preferred, L.P.	6.25%	07/26/81	92,674
				1,467,456
	Specialized REITs – 0.1%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	61,291
3,923	Public Storage, Series L	4.63%	(a)	74,106
				135,397
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services – 2.0%
25,468	United States Cellular Corp.	6.25%	09/01/69	$601,045
76,207	United States Cellular Corp.	5.50%	03/01/70	1,673,506
82,625	United States Cellular Corp.	5.50%	06/01/70	1,832,622
				4,107,173
	Total $25 Par Preferred Securities			35,492,661
	(Cost $40,164,973)
$1,000 PAR PREFERRED SECURITIES – 3.3%
	Banks – 3.3%
1,887	Bank of America Corp., Series L	7.25%	(a)	2,207,941
3,881	Wells Fargo & Co., Series L	7.50%	(a)	4,509,722
	Total $1,000 Par Preferred Securities			6,717,663
	(Cost $7,437,809)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 77.0%
	Banks – 39.8%
$400,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	7.75%	(a)	392,457
1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	9.38%	(a)	1,403,354
300,000	Banco de Credito e Inversiones S.A. (b) (e) (f)	8.75%	(a)	311,139
200,000	Banco de Credito e Inversiones S.A. (b) (e) (g)	8.75%	(a)	207,426
900,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	880,316
1,000,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	990,348
1,100,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	1,113,519
400,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.75%	(a)	399,557
1,100,000	Banco Santander S.A. (b) (e)	8.00%	(a)	1,125,338
800,000	Banco Santander S.A. (b) (e)	9.63%	(a)	873,482
1,800,000	Banco Santander S.A. (b) (e)	9.63%	(a)	2,037,944
5,049,000	Bank of America Corp. (b)	6.63%	(a)	5,063,948
600,000	Bank of America Corp., Series TT (b)	6.13%	(a)	600,009
2,200,000	Bank of Montreal (b)	7.70%	05/26/84	2,244,900
1,100,000	Bank of Montreal (b)	7.30%	11/26/84	1,083,749
1,500,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	1,554,509
1,500,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	1,538,562
1,200,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	1,190,362
550,000	Barclays PLC (b) (e)	4.38%	(a)	494,330
200,000	Barclays PLC (b) (e)	7.63%	(a)	191,829
4,000,000	Barclays PLC (b) (e)	8.00%	(a)	4,096,476
1,100,000	Barclays PLC (b) (e)	9.63%	(a)	1,203,576
650,000	BBVA Bancomer S.A. (b) (e) (f)	5.88%	09/13/34	626,033
500,000	BBVA Bancomer S.A. (b) (e) (f)	7.63%	02/11/35	503,750
1,300,000	BBVA Bancomer S.A. (b) (e) (f)	8.45%	06/29/38	1,350,947
2,150,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	1,819,237
400,000	BNP Paribas S.A. (b) (e) (f)	7.38%	(a)	396,339
1,340,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	1,380,721
600,000	BNP Paribas S.A. (b) (e) (f)	8.00%	(a)	621,005
2,650,000	BNP Paribas S.A. (b) (e) (f)	8.50%	(a)	2,768,675
500,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	483,354
700,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	697,048
1,040,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	1,034,429
900,000	Citigroup, Inc., Series FF (b)	6.95%	(a)	883,910
200,000	Citigroup, Inc., Series Z (b)	7.38%	(a)	202,988
500,000	CoBank ACB (b)	7.25%	(a)	501,587
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$29,000	CoBank ACB, Series I (b)	6.25%	(a)	$28,794
865,000	CoBank ACB, Series K (b)	6.45%	(a)	862,626
1,400,000	Commerzbank AG (b) (e) (g)	7.50%	(a)	1,388,255
3,200,000	Credit Agricole S.A. (b) (e) (f)	6.70%	(a)	3,038,136
300,000	Farm Credit Bank of Texas (b)	7.75%	(a)	311,605
600,000	Farm Credit Bank of Texas, Series 3 (b) (f)	6.20%	(a)	589,500
1,300,000	HSBC Holdings PLC (b) (e)	6.88%	(a)	1,292,482
1,800,000	HSBC Holdings PLC (b) (e)	6.95%	(a)	1,759,438
2,000,000	HSBC Holdings PLC (b) (e)	8.00%	(a)	2,082,212
1,000,000	ING Groep N.V. (b) (e) (g)	7.25%	(a)	994,650
1,457,000	ING Groep N.V. (b) (e) (g)	8.00%	(a)	1,513,459
3,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	3,459,194
325,000	JPMorgan Chase & Co., Series OO (b)	6.50%	(a)	325,570
2,490,000	Lloyds Banking Group PLC (b) (e)	8.00%	(a)	2,558,873
258,000	NatWest Group PLC (b) (e)	8.13%	(a)	267,092
1,406,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	1,394,131
494,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	494,909
1,650,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,627,469
1,600,000	Royal Bank of Canada (b)	7.50%	05/02/84	1,647,558
2,250,000	Royal Bank of Canada (b)	6.35%	11/24/84	2,069,892
1,500,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	1,572,804
1,200,000	Societe Generale S.A. (b) (e) (f)	10.00%	(a)	1,293,376
720,000	Sumitomo Mitsui Financial Group, Inc. (b) (e)	6.60%	(a)	703,976
200,000	Swedbank AB (b) (e) (g)	7.63%	(a)	205,348
600,000	Swedbank AB (b) (e) (g)	7.75%	(a)	616,500
2,180,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	2,258,665
300,000	Toronto-Dominion Bank (The) (b)	7.25%	07/31/84	298,772
2,214,000	Wells Fargo & Co. (b)	6.85%	(a)	2,243,685
1,000,000	Wells Fargo & Co. (b)	7.63%	(a)	1,055,215
				80,221,339
	Capital Markets – 5.6%
1,500,000	Ares Finance Co. III LLC (b) (f)	4.13%	06/30/51	1,444,510
2,991,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	2,613,657
4,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	3,879
4,100,000	Credit Suisse Group AG, Claim (h) (i)			307,500
1,600,000	Credit Suisse Group AG, Claim (h) (i)			120,000
2,425,000	Credit Suisse Group AG, Claim (h) (i)			181,875
1,500,000	Credit Suisse Group AG, Claim (h) (i)			112,500
550,000	Goldman Sachs Group (The), Inc. (b)	6.85%	(a)	543,821
494,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	512,739
2,411,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	2,464,676
1,200,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	1,134,399
513,000	State Street Corp., Series I (b)	6.70%	(a)	516,093
1,300,000	State Street Corp., Series J (b)	6.70%	(a)	1,308,633
				11,264,282
	Diversified Telecommunication Services – 0.9%
1,800,000	Bell Canada (b)	7.00%	09/15/55	1,790,714
	Electric Utilities – 4.8%
1,980,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	1,996,691
275,000	American Electric Power Co., Inc. (b)	7.05%	12/15/54	278,179
975,000	Duke Energy Corp. (b)	6.45%	09/01/54	979,487
1,700,000	Entergy Corp. (b)	7.13%	12/01/54	1,713,489
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$950,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	$956,609
1,535,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	1,554,474
452,000	NextEra Energy Capital Holdings, Inc. (b)	6.38%	08/15/55	454,083
590,000	NextEra Energy Capital Holdings, Inc. (b)	6.50%	08/15/55	594,750
1,100,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	1,123,330
				9,651,092
	Financial Services – 2.2%
2,500,000	American AgCredit Corp. (b) (f)	5.25%	(a)	2,343,750
1,500,000	Capital Farm Credit ACA, Series 1 (b) (f)	5.00%	(a)	1,470,001
600,000	Compeer Financial ACA (b) (f)	4.88%	(a)	573,000
				4,386,751
	Food Products – 3.2%
300,000	Dairy Farmers of America, Inc. (j)	7.13%	(a)	285,000
1,305,000	Land O’Lakes Capital Trust I (j)	7.45%	03/15/28	1,302,455
1,400,000	Land O’Lakes, Inc. (f)	7.00%	(a)	1,148,000
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(a)	1,002,000
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	2,789,989
				6,527,444
	Gas Utilities – 0.4%
880,000	AltaGas Ltd. (b) (f)	7.20%	10/15/54	861,622
	Independent Power & Renewable Electricity Producers – 1.1%
1,810,000	AES (The) Corp. (b)	6.95%	07/15/55	1,692,512
490,000	AES (The) Corp. (b)	7.60%	01/15/55	485,375
				2,177,887
	Insurance – 9.4%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,814,244
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	785,149
900,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	856,724
2,000,000	CNP Assurances SACA (b) (e) (g)	4.88%	(a)	1,716,150
1,000,000	Fortegra Financial Corp. (b) (j)	8.50%	10/15/57	977,500
2,364,000	Global Atlantic Fin Co. (b) (f)	4.70%	10/15/51	2,247,507
1,121,000	Global Atlantic Fin Co. (b) (f)	7.95%	10/15/54	1,141,199
2,870,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (f)	6.71%	02/12/47	2,623,879
1,174,000	Kuvare US Holdings, Inc. (b) (f)	7.00%	02/17/51	1,173,578
1,920,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	1,772,104
1,558,000	Liberty Mutual Group, Inc. (b) (f)	4.13%	12/15/51	1,471,945
1,200,000	Meiji Yasuda Life Insurance Co. (b) (f)	6.10%	06/11/55	1,186,451
600,000	MetLife, Inc., Series G (b)	6.35%	03/15/55	597,030
561,000	Nippon Life Insurance Co. (b) (f)	6.50%	04/30/55	569,504
				18,932,964
	Multi-Utilities – 4.0%
2,446,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,298,040
75,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	75,077
1,448,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	1,427,278
569,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	585,538
650,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	676,490
900,000	NiSource, Inc. (b)	6.38%	03/31/55	880,292
1,062,000	Sempra (b)	4.13%	04/01/52	975,782
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
$1,290,000	Sempra (b)	6.40%	10/01/54	$1,179,823
				8,098,320
	Oil, Gas & Consumable Fuels – 3.9%
1,040,000	Enbridge, Inc. (b)	7.63%	01/15/83	1,063,379
1,800,000	Enbridge, Inc. (b)	8.50%	01/15/84	1,944,702
690,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	662,550
33,000	Energy Transfer, L.P., Series B (b)	6.63%	(a)	31,804
1,165,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	1,150,972
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,108,721
2,139,000	Venture Global LNG, Inc. (b) (f)	9.00%	(a)	1,840,513
				7,802,641
	Trading Companies & Distributors – 0.7%
1,387,000	Air Lease Corp., Series D (b)	6.00%	(a)	1,301,683
	Wireless Telecommunication Services – 1.0%
388,000	Rogers Communications, Inc. (b)	7.00%	04/15/55	391,133
1,704,000	Rogers Communications, Inc. (b)	7.13%	04/15/55	1,698,917
				2,090,050
	Total Capital Preferred Securities			155,106,789
	(Cost $163,757,881)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.7%
	Capital Markets – 0.7%
125,085	Invesco Preferred ETF	1,379,688
	(Cost $1,427,649)
	Total Investments – 98.6%	198,696,801
	(Cost $212,788,312)
	Net Other Assets and Liabilities – 1.4%	2,795,211
	Net Assets – 100.0%	$201,492,012

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(c)
This security is fair valued by First Trust Advisors L.P.’s (the “Advisor”) Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2025, securities noted as such are valued at $73,777 or 0.0% of net assets.

(d)	Floating or variable rate security.
(e)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2025, securities noted as such amounted to $46,190,549 or 22.9% of net assets. Of these securities, 13.8% originated in emerging markets, and 86.2% originated in foreign markets.

(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $44,327,999 or 22.0% of net assets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Claim pending with the administrative court of Switzerland.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation	% of Net Assets
United States	57.7%
Canada	13.6
France	7.2
United Kingdom	6.9
Bermuda	3.2
Mexico	2.9
Spain	2.9
Netherlands	1.2
Japan	1.2
Germany	0.7
Sweden	0.4
Switzerland	0.4
Chile	0.3
Total Investments	98.6
Net Other Assets and Liabilities	1.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$11,733,314	$11,384,016	$349,298	$—
Other Industry Categories*	23,759,347	23,759,347	—	—
$1,000 Par Preferred Securities*	6,717,663	6,717,663	—	—
Capital Preferred Securities*	155,106,789	—	155,106,789	—
Exchange-Traded Funds*	1,379,688	1,379,688	—	—
Total Investments	$198,696,801	$43,240,714	$155,456,087	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 198,696,801
Cash	1,195,201
Foreign currency	214
Receivables:
Interest	2,056,583
Fund shares sold	742,519
Investment securities sold	22,238
Dividends	16,405
Prepaid expenses	79,661
Total Assets	202,809,622
LIABILITIES:
Payables:
Fund shares redeemed	983,093
Investment advisory fees	123,122
Distributions	102,638
Transfer agent fees	37,437
12b-1 distribution and service fees	26,338
Audit and tax fees	21,485
Custodian fees	8,618
Administrative fees	6,735
Shareholder reporting fees	2,268
Commitment and administrative agency fees	1,933
Trustees’ fees and expenses	1,583
Registration fees	1,410
Financial reporting fees	732
Other liabilities	218
Total Liabilities	1,317,610
NET ASSETS	$201,492,012
NET ASSETS consist of:
Paid-in capital	$ 242,660,387
Par value	104,171
Accumulated distributable earnings (loss)	(41,272,546)
NET ASSETS	$201,492,012
Investments, at cost	$212,788,312
Foreign currency, at cost (proceeds)	$205
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $37,194,594 and 1,938,834 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$19.18
Maximum sales charge (4.50% of offering price)	0.90
Maximum offering price to public	$20.08
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $21,313,010 and 1,101,465 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$19.35
Class F Shares:
Net asset value and redemption price per share (Based on net assets of $3,864,774 and 198,613 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$19.46
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $138,432,069 and 7,142,183 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$19.38
Class R3 Shares:
Net asset value and redemption price per share (Based on net assets of $687,565 and 36,016 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$19.09
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$ 5,902,025
Dividends	1,404,823
Foreign withholding tax	(11,644)
Total investment income	7,295,204
EXPENSES:
Investment advisory fees	869,066
12b-1 distribution and/or service fees:
Class A	48,571
Class C	113,366
Class F	9,894
Class R3	1,740
Transfer agent fees	130,761
Registration fees	54,137
Administrative fees	43,926
Legal fees	35,778
Audit and tax fees	21,680
Shareholder reporting fees	21,548
Custodian fees	16,075
Commitment and administrative agency fees	15,965
Trustees’ fees and expenses	9,110
Financial reporting fees	4,587
Listing expense	2,109
Other	3,097
Total expenses	1,401,410
Fees waived and expenses reimbursed by the investment advisor	(27,504)
Net expenses	1,373,906
NET INVESTMENT INCOME (LOSS)	5,921,298
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,174,534
Foreign currency transactions	(1)
Net realized gain (loss)	1,174,533
Net change in unrealized appreciation (depreciation) on:
Investments	(8,281,690)
Foreign currency translation	7
Net change in unrealized appreciation (depreciation)	(8,281,683)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,107,150)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,185,852)
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$ 5,921,298	$ 12,004,048
Net realized gain (loss)	1,174,533	(2,099,602)
Net change in unrealized appreciation (depreciation)	(8,281,683)	30,527,189
Net increase (decrease) in net assets resulting from operations	(1,185,852)	40,431,635
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(1,058,597)	(2,311,944)
Class C Shares	(525,623)	(1,092,019)
Class F Shares	(357,832)	(454,146)
Class I Shares	(4,005,192)	(7,729,901)
Class R3 Shares	(18,188)	(33,988)
Total distributions to shareholders from investment operations	(5,965,432)	(11,621,998)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(155,561)
Class C shares	—	(73,477)
Class F shares	—	(30,558)
Class I shares	—	(520,113)
Class R3 shares	—	(2,287)
Total distributions to shareholders from return of capital	—	(781,996)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	24,509,308	94,636,801
Proceeds from shares reinvested	5,347,184	11,226,657
Cost of shares redeemed	(55,233,627)	(97,466,024)
Net increase (decrease) in net assets resulting from capital transactions	(25,377,135)	8,397,434
Total increase (decrease) in net assets	(32,528,419)	36,425,075
NET ASSETS:
Beginning of period	234,020,431	197,595,356
End of period	$201,492,012	$234,020,431
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 19.82	$ 17.39	$ 18.47	$ 22.58	$ 21.31	$ 22.07
Income from investment operations:
Net investment income (loss) (a)	0.52	1.01	1.01	0.95	0.95	1.01
Net realized and unrealized gain (loss)	(0.63)	2.48	(1.08)	(4.12)	1.34	(0.70)
Total from investment operations	(0.11)	3.49	(0.07)	(3.17)	2.29	0.31
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.99)	(1.01)	(0.94)	(0.92)	(0.98)
Return of capital	—	(0.07)	—	(0.00) (b)	(0.10)	(0.09)
Total distributions	(0.53)	(1.06)	(1.01)	(0.94)	(1.02)	(1.07)
Net asset value, end of period	$19.18	$19.82	$17.39	$18.47	$22.58	$21.31
Total return (c)	(0.58)%	20.44%	(0.51)%	(14.36)%	10.89%	1.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 37,195	$ 42,342	$ 44,662	$ 44,713	$ 56,365	$ 43,802
Ratio of total expenses to average net assets	1.46% (d)	1.42% (e)	1.38% (e)	1.30%	1.33%	1.36%
Ratio of net expenses to average net assets	1.40% (d)	1.41% (e)	1.38% (e)	1.30%	1.33%	1.36%
Ratio of net investment income (loss) to average net assets	5.31% (d)	5.28%	5.55%	4.61%	4.22%	4.78%
Portfolio turnover rate	25%	43%	38%	30%	38%	46%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the years ended October 31, 2024 and 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 19.99	$ 17.53	$ 18.60	$ 22.72	$ 21.43	$ 22.18
Income from investment operations:
Net investment income (loss) (a)	0.45	0.87	0.90	0.81	0.79	0.87
Net realized and unrealized gain (loss)	(0.63)	2.51	(1.10)	(4.15)	1.35	(0.71)
Total from investment operations	(0.18)	3.38	(0.20)	(3.34)	2.14	0.16
Distributions paid to shareholders from:
Net investment income	(0.46)	(0.86)	(0.87)	(0.78)	(0.77)	(0.83)
Return of capital	—	(0.06)	—	(0.00) (b)	(0.08)	(0.08)
Total distributions	(0.46)	(0.92)	(0.87)	(0.78)	(0.85)	(0.91)
Net asset value, end of period	$19.35	$19.99	$17.53	$18.60	$22.72	$21.43
Total return (c)	(0.95)%	19.57%	(1.20)%	(14.97)%	10.11%	0.84%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 21,313	$ 23,928	$ 25,016	$ 36,112	$ 51,756	$ 54,264
Ratio of total expenses to average net assets	2.19% (d)	2.16% (e)	2.11% (e)	2.02%	2.04%	2.07%
Ratio of net expenses to average net assets	2.15% (d)	2.16% (e)	2.11% (e)	2.02%	2.04%	2.07%
Ratio of net investment income (loss) to average net assets	4.56% (d)	4.53%	4.84%	3.89%	3.51%	4.09%
Portfolio turnover rate	25%	43%	38%	30%	38%	46%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the years ended October 31, 2024 and 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class F Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 20.11	$ 17.62	$ 18.71	$ 22.87	$ 21.59	$ 22.32
Income from investment operations:
Net investment income (loss) (a)	0.54	1.03	0.97	0.96	0.97	1.06
Net realized and unrealized gain (loss)	(0.65)	2.54	(1.03)	(4.16)	1.36	(0.70)
Total from investment operations:	(0.11)	3.57	(0.06)	(3.20)	2.33	0.36
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.01)	(1.03)	(0.96)	(0.95)	(1.02)
Return of capital	—	(0.07)	—	(0.00) (b)	(0.10)	(0.07)
Total distributions	(0.54)	(1.08)	(1.03)	(0.96)	(1.05)	(1.09)
Net asset value, end of period	$19.46	$20.11	$17.62	$18.71	$22.87	$21.59
Total return (c)	(0.57)%	20.63%	(0.41)%	(14.36)%	10.91%	1.79%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,865	$ 20,848	$ 783	$ 688	$ 969	$ 993
Ratio of total expenses to average net assets	1.32% (d)	1.41% (e)	2.35% (e)	3.73%	3.17%	2.36%
Ratio of net expenses to average net assets	1.30% (d)	1.31% (e)	1.31% (e)	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	5.41% (d)	5.28%	5.27%	4.61%	4.25%	4.83%
Portfolio turnover rate	25%	43%	38%	30%	38%	46%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the years ended October 31, 2024 and 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 20.02	$ 17.53	$ 18.60	$ 22.72	$ 21.43	$ 22.23
Income from investment operations:
Net investment income (loss) (a)	0.55	1.08	1.08	1.02	1.02	1.08
Net realized and unrealized gain (loss)	(0.63)	2.52	(1.09)	(4.15)	1.35	(0.76)
Total from investment operations	(0.08)	3.60	(0.01)	(3.13)	2.37	0.32
Distributions paid to shareholders from:
Net investment income	(0.56)	(1.04)	(1.06)	(0.98)	(0.97)	(1.02)
Return of capital	—	(0.07)	—	(0.01)	(0.11)	(0.10)
Total distributions	(0.56)	(1.11)	(1.06)	(0.99)	(1.08)	(1.12)
Net asset value, end of period	$19.38	$20.02	$17.53	$18.60	$22.72	$21.43
Total return (b)	(0.45)%	20.92%	(0.20)%	(14.09)%	11.21%	1.63%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 138,432	$ 146,181	$ 126,528	$ 150,234	$ 216,022	$ 190,093
Ratio of total expenses to average net assets	1.08% (c)	1.06% (d)	1.09% (d)	1.00%	1.03%	1.05%
Ratio of net expenses to average net assets	1.08% (c)	1.06% (d)	1.09% (d)	1.00%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets	5.64% (c)	5.62%	5.85%	4.90%	4.51%	5.09%
Portfolio turnover rate	25%	43%	38%	30%	38%	46%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	For the years ended October 31, 2024 and 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
Class R3 Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 19.73	$ 17.31	$ 18.40	$ 22.51	$ 21.26	$ 22.02
Income from investment operations:
Net investment income (loss) (a)	0.49	0.96	0.96	0.88	0.87	0.95
Net realized and unrealized gain (loss)	(0.62)	2.48	(1.09)	(4.10)	1.35	(0.70)
Total from investment operations:	(0.13)	3.44	(0.13)	(3.22)	2.22	0.25
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.96)	(0.96)	(0.89)	(0.88)	(0.92)
Return of capital	—	(0.06)	—	(0.00) (b)	(0.09)	(0.09)
Total distributions	(0.51)	(1.02)	(0.96)	(0.89)	(0.97)	(1.01)
Net asset value, end of period	$19.09	$19.73	$17.31	$18.40	$22.51	$21.26
Total return (c)	(0.71)%	20.19%	(0.76)%	(14.67)%	10.56%	1.32%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 688	$ 721	$ 605	$ 690	$ 738	$ 683
Ratio of total expenses to average net assets	5.13% (d)	5.15% (e)	4.47% (e)	4.53%	4.45%	4.20%
Ratio of net expenses to average net assets	1.65% (d)	1.66% (e)	1.66% (e)	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	5.06% (d)	5.02%	5.27%	4.29%	3.90%	4.51%
Portfolio turnover rate	25%	43%	38%	30%	38%	46%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50%, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the years ended October 31, 2024 and 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income Fund
April 30, 2025 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks, exchange-traded funds, and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2025 (Unaudited)
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2025 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	300,000	$95.00	$310,125	$285,000	0.14%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	97.75	1,000,000	977,500	0.48
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	99.81	1,325,862	1,302,455	0.65
				$2,635,987	$2,564,955	1.27%

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2025 (Unaudited)
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024, was as follows:
Distributions paid from:
Ordinary income	$11,621,998
Capital gains	—
Return of capital	781,996
As of October 31, 2024, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(29,399,641)
Net unrealized appreciation (depreciation)	(4,721,621)
Total accumulated earnings (losses)	(34,121,262)
Other	—
Paid-in capital	268,141,693
Total net assets	$234,020,431
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $29,399,641 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2025 (Unaudited)
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$212,788,312	$3,454,647	$(17,546,158)	$(14,091,511)
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
First Trust and Stonebridge have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) through February 28, 2026 and then from exceeding 1.50% from March 1, 2026 through February 28, 2035 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on the Fund’s class level, if applicable, by First Trust and Stonebridge for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2025 (Unaudited)
and expense reimbursement for the six months ended April 30, 2025 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Total
$ 27,504	$ —	$ 20,260	$ 36,989	$ 40,013	$ 27,504	$ 124,766
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Value	Shares	Value
Sales:
Class A	141,039	$2,771,343	404,263	$7,698,609
Class C	30,116	593,951	92,902	1,792,847
Class F	73,132	1,461,956	1,022,619	20,020,751
Class I	990,387	19,647,851	3,422,833	65,062,224
Class R3	1,757	34,207	3,274	62,370
Total Sales	1,236,431	$24,509,308	4,945,891	$94,636,801
Dividend Reinvestment:
Class A	40,957	$802,832	102,442	$1,964,290
Class C	23,899	472,365	53,222	1,029,265
Class F	17,594	350,916	23,893	472,684
Class I	187,441	3,710,216	399,466	7,738,915
Class R3	557	10,855	1,124	21,503
Total Dividend Reinvestment	270,448	$5,347,184	580,147	$11,226,657

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2025 (Unaudited)
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Value	Shares	Value
Redemptions:
Class A	(379,023)	$(7,466,141)	(938,770)	$(17,845,337)
Class C	(149,607)	(2,956,064)	(376,136)	(7,170,487)
Class F	(928,634)	(18,361,656)	(54,455)	(1,061,081)
Class I	(1,338,731)	(26,394,079)	(3,735,277)	(71,335,395)
Class R3	(2,861)	(55,687)	(2,804)	(53,724)
Total Redemptions	(2,798,856)	$(55,233,627)	(5,107,442)	$(97,466,024)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2025, were $54,910,244 and $79,860,888, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, has a Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 26, 2025, the commitment fee rate was 0.20%. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2025.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Preferred Securities and Income Fund
April 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

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(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 9, 2025

* Print the name and title of each signing officer under his or her signature.